Significant Accounting Judgements, Estimates and Assumptions	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Significant Accounting Judgements, Estimates and Assumptions

3.Significant Accounting Judgements, Estimates and Assumptions

The preparation of the Group’s Consolidated Financial Statements requires management to make judgements, estimates and assumptions that affect the reported amounts of assets, liabilities, income and expenses. The judgments, estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant, including expectations of future events that are believed to be reasonable under the circumstances. However, the resulting accounting estimates may differ from actual results.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized prospectively. No changes were made to the estimates and assumptions used in the last year.

The areas involving significant estimates or judgements are:

Business Combinations (Note 6)

We record tangible and intangible assets acquired and liabilities assumed in business combinations under the acquisition method of accounting. Acquisition consideration typically includes cash payments and equity issued as consideration. In acquisitions where no consideration is transferred, goodwill is measured based on the fair value of the acquiree. Amounts paid for each acquisition are allocated to the assets acquired and liabilities assumed based on their estimated fair values at the date of acquisition inclusive of identifiable intangible assets. The estimated fair value of identifiable assets and liabilities, including intangibles, are based on valuations that use information and assumptions available to management. We allocate any excess purchase price over the fair value of the tangible and identifiable intangible assets acquired and liabilities assumed to goodwill. Significant management judgments and assumptions are required in determining the fair value of assets acquired and liabilities assumed, particularly acquired intangible assets, including estimated useful lives. The valuation of purchased intangible assets is based upon estimates of the future performance and discounted cash flows of the acquired business. Each asset acquired or liability assumed is measured at estimated fair value from the perspective of a market participant.

Revenue Recognition (Note 8)

Certain of the Group’s contracts with customers include promises to transfer multiple services to a customer. The Group assesses the services promised in a contract and identifies distinct or bundled performance obligations in the contract. Identification of these performance obligations involves judgement to determine the promises and the ability of the customer to benefit independently from such promises. If multiple performance obligations are identified in the contract the transaction price is allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. Significant judgment is required to determine the stand-alone selling price for each distinct performance obligation and the determination may not always be discernible from past transactions or other observable evidence. We utilize several inputs when determining stand-alone selling price, including the price of services sold on a standalone basis, our overall pricing strategies, the cost of providing the service, market data and the geographic locations in which the service is provided.

The Group has determined that a portion of the transaction price under value-based care agreements is variable as it is dependent on factors such as the health of our members, our ability to realize savings in healthcare spend for those members and the achievement of certain quality performance metrics. The variable portion of our value-based care revenue is estimated using the most likely amount methodology and amounts are only included in revenue to the extent that it is highly probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved. Value-based care revenue is recognized gross when it is assessed that the performance obligation relates to the whole of the patient journey with the Group responsible for arranging, providing and controlling the value-based care services provided to the attributed members. This is a significant judgement when assessing the performance obligation. For the year ended December 31, 2021, revenue related to value-based care arrangements totaling $220.9 million (2020: $26.0 million, 2019: $0.0 million) was recognized gross.

Capitalization of Development Costs (Note 18)

The Group capitalizes expenditures for the development of technology to the extent that it is expected to meet the criteria in accordance with IAS 38, Intangible Assets (“IAS 38”). The decision to capitalize is based on significant judgments made by management, including the technical feasibility of completing the intangible asset so that it will be available for use or sale and assumptions used to demonstrate that the asset will generate probable future economic benefits (e.g., projected cash flow projections, discount rate). Development Costs of $34.0 million (2020: $43.0 million) were capitalized in the year based on a model whereby a percentage is allocated to employee related expenses based on the time spent on the development of assets. All employee expenses included in this balance relate to employees in the product and technology departments, and the percentage attributable varies dependent on the nature of the work performed and the type of asset being developed.

Impairment of Intangible Assets (Note 18)

The carrying values of our long-lived intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. If any indication exists, then the asset’s recoverable amount is estimated. Determining the recoverable amount is subjective and requires management to estimate future growth, profitability, discount and terminal growth rates, and project future cash flows, among other factors. Future events and changing market conditions may impact our assumptions as to prices, costs or other factors that may result in changes to our estimates of future cash flows.

If we conclude that a definite or indefinite long-lived intangible asset is impaired, we recognize a loss in an amount equal to the excess of the carrying value of the asset over its fair value at the date of impairment. The fair value at the date of the impairment becomes the new cost basis and will result in a lower depreciation expense than for periods before the asset’s impairment.

Consolidation (Note 19)

Prior to December 31, 2021, the Group held certain rights in the form of purchase options to acquire additional equity interests in entities that it had an existing shareholding in. These rights are assessed as either substantive or protective in nature to conclude whether the Group exercises control over the entity. This assessment requires judgement relating to both the barriers that may prevent, and the extent to which the Group would benefit from, exercise of those rights and determines whether the Group should consolidate the entity.

Claims Payable (Note 23)

Claims payable includes estimates of our obligations for medical care services that have been rendered on behalf of our members, but for which claims have either not yet been received or processed, and loss adjustment expense reserve for the expected costs of settling these claims.

We utilize independent actuaries to develop estimates for medical expenses incurred but not yet paid (“IBNP”) using actuarial processes that are applied on a systematic and consistent basis. These estimates use actuarial methods that are commonly used by health insurance actuaries and meet Actuarial Standards of Practice. These actuarial methods consider factors, such as historical data for payment patterns, seasonal variances, membership volume, as well as other medical cost trends. The independent actuaries provide us with reports that includes the results of their analysis of our medical claims liability. We do not solely rely on their report to adjust our claims liability. We utilize their calculation of our claims liability, together with management’s judgment, to determine the assumptions to be used in the calculation of our liability for claims.

Claims payable includes claims reported but not yet paid, estimates for claims incurred but not reported, and estimates for the costs necessary to process unpaid claims at the end of each period. Each period, we re-examine previously established claims payable estimates based on actual claim submissions and other changes in facts and circumstances. As the Claims payable estimates recorded in prior periods develop, we adjust the amount of the estimates and include the changes in estimates in medical expenses in the period in which the change is identified.

Actuarial Standards of Practice generally require that the medical claims liability estimates be adequate to cover obligations under moderately adverse conditions. Moderately adverse conditions are situations in which the actual claims are expected to be higher than the otherwise estimated value of such claims at the time of estimate. In many situations, the claims amount ultimately settled will be different than the estimate that satisfies the Actuarial Standards of Practice. We include in our IBNP an estimate for medical claims liability under moderately adverse conditions, which represents the risk of adverse deviation of the estimates in its actuarial method of reserving.

We believe that Claims payable is adequate to cover future claims payments required. However, such estimates are based on knowledge of current events and anticipated future events. Therefore, the actual liability could differ materially from the amounts provided.

Classification of Warrants Assumed in the Merger (Note 29)

Warrants assumed in the Merger give the holder the right, but not the obligation to subscribe to the Company’s Ordinary Shares at a fixed or determinable price for a specified period of five years. These instruments were considered to be part of the net assets acquired in the Merger and, therefore, have applied the provisions of debt and equity classification under IAS 32, Financial Instruments: Presentation (“IAS 32”). In the event of a tender or exchange offer made to and accepted by holders of more than 50% of the outstanding shares of the Company’s common stock, all holders of the warrants would be entitled to receive cash for their warrants. Therefore, the warrants are accounted for as a financial liability, recognized at fair value upon the closing of the Merger, and subsequently remeasured at fair value through the Consolidated Statement of Profit and Loss.